Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,253,694)	$ (7,982,178)
Less: net loss from discontinued operations		6,625,898
Net loss from continuing operations	(2,253,694)	(1,356,280)
Adjustments to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	102,751	733,359
Provision of doubtful allowance against deposits	89,561
Amortization of right-of-use assets	255,082	256,022
Loss from disposal of property and equipment	53,757	2,733
Loss (Gain) from investments in trading securities	793,929	(394,430)
Changes in operating assets and liabilities:
Accounts receivable	11,749	(228,151)
Deposits	(66,000)	65,001
Prepaid expenses and other current assets	236,084	13,104
Accounts payable		2,994
Deferred revenue	(100,000)	30,597
Taxes payable	(445)	22,100
Accrued expenses and other liabilities	1,442,409	74,706
Lease liabilities	(237,023)	(231,958)
Net cash provided by (used in) operating activities from continuing operations	328,160	(1,010,203)
Net cash used in operating activities from discontinued operations		(103,036)
Net cash provided by (used in) operating activities	328,160	(1,113,239)
Cash flows from investing activities:
Purchase of property and equipment	(5,140)	(25,236)
Proceeds from disposal of property and equipment	276,821
Payment for investments in trading securities	(2,365,989)	(2,437,946)
Redemption from life insurance arrangement		1,225,105
Net cash used in investing activities from continuing operations	(2,094,308)	(1,238,077)
Net cash provided by investing activities from discontinued operations		(6,327)
Net cash used in investing activities	(2,094,308)	(1,244,404)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to a registered direct offering, net of issuance cost		3,545,000
Withdrawal of investment from a limited partner of ATIF LP	(1,000,000)
Payment of investment gains to the limited partner of ATIF LP	(107,845)
Proceeds from exercise of warrants	1,068,203
Net cash (used in) provided by financing activities from continuing operations	(39,642)	3,545,000
Net cash used in financing activities from discontinued operations		89,686
Net cash provided by financing activities	(39,642)	3,634,686
Effect of exchange rate changes on cash	(71,672)	57,187
Net increase (decrease) in cash from continuing operations	(1,877,462)	1,352,831
Net increase (decrease) in cash from discontinued operations		(12,274)
Cash from continuing operations, beginning of period	5,596,740	409,657
Cash from discontinued operations, beginning of period		18,601
Cash, end of period	3,719,278	1,768,815
Less: Cash from discontinued operations, end of period		(6,327)
Cash from continuing operations, end of year	3,719,278	1,762,488
Supplemental disclosure of cash flow information:
Cash paid for interest expenses
Cash paid for income tax
Supplemental disclosure of Non-cash investing and financing activities of continuing operations
Collection of ordinary shares in connection with disposal of LGC		5,999,992
Receivable in connection with disposal of LGC		2,300,000
Right-of-use assets obtained in exchange for operating lease obligations		$ 807,531